NOTES PAYABLE - Debenture (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2025	Sep. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
NOTES PAYABLE
Proceeds from Convertible Notes, net of transaction cost		$ 4,700,000	$ 6,000,000
Amortization of discount		513,201
Interest expense on convertible notes			$ 1,896,714	$ 7,276,092
Debenture		206,610
Unamortized discount (Premium), Net				$ 27,167
Series A convertible debentures
NOTES PAYABLE
Aggregate principal amount	$ 500,000	362,067
Conversion price (in dollars per share)	$ 0.15
Proceeds from Convertible Notes, net of transaction cost	$ 490,000
Interest rate (in percent)	10.00%
Percentage Of Proceeds Raised In Excess Of Threshold Amount	100.00%
Threshold amount	$ 10,000,000
Threshold Period To File Registration Statement	60 days
Derivative issuance		352,067
Debt issuance costs		10,000
Amortization of discount		60,345
Interest expense on convertible notes		8,333
Debenture		206,610
Unamortized discount (Premium), Net		$ 301,723